Simplify US Equity PLUS Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 93.8%
iShares Core S&P 500 ETF(a)(b)
(Cost $51,170,688) .......................................................... 116,639 $ 41,832,578
Number of
Contracts Notional Amount
Purchased Options – 11.7%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 71 $ 28,968,000 355
S&P 500 Index, October Strike Price $4,850, Expires 10/21/22 ........... 751 364,235,000 7,510
S&P 500 Index, January Strike Price $5,050, Expires 1/20/23 ............ 589 297,445,000 20,615
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 76 42,560,000 6,650
SPDR S&P 500, March Strike Price $510, Expires 3/17/23 ............... 227 11,577,000 2,497
37,627
Puts – Exchange-Traded – 11.6%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 344 124,528,000 2,432,080
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 1,299 428,670,000 2,734,395
5,166,475
Total Purchased Options (Cost $4,881,994) ......................................................... 5,204,102
Shares
Money Market Funds – 1.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $493,653) ............................................................. 493,653 493,653
Total Investments – 106.6%
(Cost $56,546,335) .......................................................................... $ 47,530,333
Liabilities in Excess of Other Assets – (6.6)% ....................................................... (2,955,956)
Net Assets – 100.0% .......................................................................... $ 44,574,377
Number of
Contracts Notional Amount
Written Options – (7.1)%
Calls – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,050, Expires 10/21/22 ........... (751) $ (379,255,000) $ (3,755)
S&P 500 Index, January Strike Price $5,250, Expires 1/20/23 ............ (589) (309,225,000) (10,308)
(14,063)
Puts – Exchange-Traded – (7.1)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (344) (123,840,000) (2,076,040)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (1,299) (402,690,000) (1,078,170)
(3,154,210)
Total Written Options (Premiums Received $2,621,040) ............................................... $ (3,168,273)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $21,519,000 have been pledged as collateral for options as of September 30, 2022.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
(c) Rate shown reflects the 7-day yield as of September 30, 2022.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 93.8%
Purchased Options ............................................................................... 11.7%
Money Market Funds ............................................................................. 1.1%
Total Investments ................................................................................ 106.6%
Liabilities in Excess of Other Assets .................................................................. (6.6)%
Net Assets ..................................................................................... 100.0%